Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Borrowings [abstract]
Summary of Loans

	December 31, 2020	June 30, 2021
Long-term borrowings – Unsecured
Loans from government	$7,494,665	$7,366,882
Other long-term borrowings	4,060,357	4,060,357
Interest payables	3,628,399	3,787,541

	$15,183,421	$15,214,780

Current borrowings - Unsecured
Loans from shareholders	$2,571,701	$—
Interest payables	329,270	—

	$2,900,971	$—

Current borrowings from related parties - Unsecured
Loans from related parties	$550,000	$—
Interest payables	67,912	—

	$617,912	$—